Loan Receivables, Net	12 Months Ended
Mar. 31, 2024
Loan Receivables, Net [Abstract]
LOAN RECEIVABLES, NET

10. LOAN RECEIVABLES, NET

	As of March 31
	2024	2023
	$’000	$’000

Loan to a third party (including interest receivable of $26,000)	984	-
Less: allowance for expected credit losses	(410)	-
Total	574	-

On October 18, 2023, the Company (as the lender) entered into a loan agreement with a Hong Kong company (as the borrower), which is an independent third party of the Company, pursuant to which the Company agreed to provide a 1-year loan of HK$7,500,000 (equivalent to approximately US$958,000) to the borrower for its current activities, with a fixed interest of HK$400,000 (equivalent to approximately US$51,000) which is due in full upon repayment of the loan on the maturity date of October 17, 2024. As of March 31, 2024, the net carrying amount of the loan receivables was $574,000, which included an interest receivable of $26,000. The loan had been fully repaid and settled in July 2024.

Interest income for the loan receivables for the years ended March 31, 2024, 2023 and 2022 was $26,000, nil and nil, respectively.

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of March 31
	2024	2023
	$’000	$’000
Beginning balance	-	-
Allowance for expected credit losses recognized	410	-
Ending balance	410	-